Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income Included in Stockholders' Equity
The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011

Net unrealized gain on securities available-for-sale	$4,388,778	$4,049,227

Tax effect	(1,492,185)	(1,376,737)

Net-of-tax amount	$2,896,593	$2,672,490